EARNINGS PER SHARE & DIVIDEND PER SHARE	12 Months Ended
Dec. 31, 2017
Disclosure Of Earnings Per Share And Dividend Per Share [Abstract]
EARNINGS PER SHARE & DIVIDEND PER SHARE
NOTE 26 – EARNINGS PER SHARE & DIVIDEND PER SHARE

	2017	2016	2015
EARNINGS PER SHARE

Net profit/(loss) for the year (USDm)	2.4	-142.5	126.0

Million shares
Average number of shares	62.3	63.1	51.7
Average number of treasury shares	-0.3	-0.2	-

Average number of shares outstanding	62.0	62.9	51.7
Dilutive effect of outstanding share options	-	-	-
Average number of shares outstanding incl. dilutive effect of share options	62.0	62.9	51.7

Basic earnings/(loss) per share (USD)	0.04	-2.3	2.4

Diluted earnings/(loss) per share (USD)	0.04	-2.3	2.4

When calculating diluted earnings per share for 2017, RSUs have been omitted as they are out-of-the-money and thus anti-dilutive, but the RSUs may potentially dilute earnings per share in the future. Please refer to note 4 for information on the RSU share options.

	2017	2016	2015
DIVIDEND PER SHARE

Dividend for the year (USDm)	1.2	25.0	-

Number of shares, end of period (million)	62.3	62.3	63.8
Dividend per share	0.02	0.40	-

There is no proposed dividend as of 31 December 2017.